Loans and advances to customers (Details Text) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loans And Advances To Customers Details Text [Abstract]
Personal credit - payroll loans	R$ 43,968,511	R$ 38,804,196